Note 17 - Income Taxes - Reconciliation Between Tax Expense (Recovery) and Accounting Income (Loss) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Income before income taxes	$ 208,730	$ 12,903,848
Income tax expense at the Company’s statutory tax rate of 26.5% (2021 – 26.5%)	55,314	3,419,520
Permanent differences	1,443,060	1,634,557
Prior year true-up	910	108,305
Changes in unrecognized temporary differences	(197,857)	(105,922)
Effect of foreign subsidiaries	(82,026)	(70,146)
Prior year loss applied in current year previously not recognized	(274,134)	(2,807,987)
Other	39,070	(887,345)
Rate adjustment	(22,170)	(140,065)
Income tax expense	962,167	1,150,917
Current tax expense	269,730	1,232,720
Deferred tax expense (recovery)	$ 692,437	$ (81,803)